Related Parties	12 Months Ended
Dec. 31, 2025
Related Party Transactions [Abstract]
Related Parties
26. Related parties
The principal related parties with which the Group had transactions during the years presented are as follows:

Name of Entity or Individual	Relationship with the Company
Mr. Xiaopeng He	Principal Shareholder of the Company, Chairman of the Board and Chief Executive Officer
Mr. Hongdi Brian Gu	Honorary Vice Chairman of the Board and President
Mr. Tao He (2)	Former Senior Vice President
HT Flying Car Inc.	A Company Significantly Influenced by the Principal Shareholder
HT Flying Car (Hong Kong) Limited	A Company Significantly Influenced by the Principal Shareholder
Guangzhou Huitian Aerospace Technology Co., Ltd. (“Guangzhou Huitian”)	A Company Significantly Influenced by the Principal Shareholder
Guangdong Huitian Aerospace Technology Co., Ltd. (“Guangdong Huitian”)	A Company Significantly Influenced by the Principal Shareholder
Guangzhou Huitian Flying Car Manufacturing Co., Ltd.	A Company Significantly Influenced by the Principal Shareholder
Guangzhou Huitian Manufacturing Co., Ltd.	A Company Significantly Influenced by the Principal Shareholder
Foshan Huitian Aviation Technology Co., Ltd.	A Company Significantly Influenced by the Principal Shareholder
Rockets Capital L.P. (1)	A Partnership Significantly Influenced by the Company
Guangzhou Xuetao (2)	A Company Controlled by the Company Secretary

(1)
As of December 31, 2025, the principal shareholder and the President are the shareholders of the General Partner of Rockets Capital L.P. and the President is entitled to appoint one out of three directors of the General Partner. The Group, together with its related parties, can exercise significant influence over Rockets Capital L.P. (Note 13(iv)).

(2)
Mr. Tao He joined the Company as senior vice president in January 2015 and was appointed as director in March 2020. In July 2021, he resigned from the directorship with effect from the Global Offering. Since June 2022, he established and jointly controlled Guangzhou Xuetao with 50% equity interests. He had resigned from senior vice president since April 2023. The Company Secretary of the Group controlled Guangzhou Xuetao with 100% equity interests after Mr. Tao He withdrew his shareholding in Guangzhou Xuetao in February 2024.

(3)	Major transactions with related parties:

(i)	Non-trade in nature

	For the Years Ended December 31,
	2023	2024	2025
Interest expenses on payable due to a company jointly controlled by former senior vice president	2,402	—	—

(ii)	Trade in nature

	For the Years Ended December 31,
	2023	2024	2025
Provision of operational support services to companies significantly influenced by Principal Shareholder	14,823	39,863	89,624
Provision of leasing services to companies significantly influenced by Principal Shareholder	306	199	1,110
Sales of property, plant and equipment to companies significantly influenced by Principal Shareholder	—	—	4,248
Sale of goods to companies significantly influenced by Principal Shareholder	1,172	2,609	11,435
Purchase of goods from companies significantly influenced by Principal Shareholder	—	—	125
Purchase of services from companies significantly influenced by Principal Shareholder	1,068	9,672	13,289

(4)	Amounts due from related parties:

	As of December 31
	2024	2025
Receivables for operation support service to companies significantly influenced by Principal Shareholder	41,889	95,948
Receivables for sales of goods to companies significantly influenced by Principal Shareholder	1,825	5,337
Receivables for sales of property, plant and equipment to companies significantly influenced by Principal Shareholder	—	934

Total	43,714	102,219

(5)	Amounts due to related parties:

	As of December 31
	2024	2025
Payables from companies significantly influenced by Principal Shareholder	9,362	1,064
Advances from companies significantly influenced by Principal Shareholder	2	—

Total	9,364	1,064

(6)	Investment Commitment:

	As of December 31
	2024	2025
Investment commitment to a partnership significantly influenced by the Company (Note 27(a))	404,846	293,480